Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Future Minimum Payments	Future minimum payments under this operating lease agreement is as follows:
For the Years Ending,
December 31,	Amount
2017	$127,948
2018	131,778
2019	148,172
2020	37,315
$445,213